NRK
Nuveen New York AMT-Free Quality Municipal Income Fund
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 156.7% (100.0% of Total Investments)
	MUNICIPAL BONDS – 156.7% (100.0% of Total Investments)
	Consumer Staples – 6.7% (4.3% of Total Investments)
	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A:
$27,580	5.000%, 6/01/38	12/21 at 100.00	B-	$27,618,612
9,555	5.000%, 6/01/45	12/21 at 100.00	B-	9,568,377
10,000	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A	12/21 at 16.81	N/R	1,625,900
4,680	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	5,208,465
39,715	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	43,776,256
91,530	Total Consumer Staples			87,797,610
	Education and Civic Organizations – 23.9% (15.2% of Total Investments)
3,150	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A, 5.000%, 7/15/42	1/27 at 100.00	Ba1	3,642,471
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
9,995	0.000%, 7/15/45	No Opt. Call	Ba1	5,243,377
29,145	0.000%, 7/15/47	No Opt. Call	Ba1	14,115,506
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
250	5.000%, 4/01/33	4/23 at 100.00	BBB-	261,068
2,535	5.500%, 4/01/43	4/23 at 100.00	BBB-	2,653,689
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
1,100	5.250%, 11/01/29	11/24 at 100.00	BB	1,219,823
5,705	5.250%, 11/01/34	11/24 at 100.00	BB	6,276,584
1,500	5.000%, 11/01/39	11/24 at 100.00	BB	1,632,510
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School for International Cultures and the Arts Project, Series 2013A:
2,690	5.000%, 4/15/33	4/23 at 100.00	BB+	2,798,784
4,090	5.000%, 4/15/43	4/23 at 100.00	BB+	4,231,719
7,510	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A	12/30 at 100.00	N/R	7,790,348
375	Build NYC Resource Corporation, New York, Revenue Bonds, Richmond Preparatory Charter School Project, Social Impact Project Series 2021A, 5.000%, 6/01/51, 144A	6/29 at 100.00	N/R	422,175

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$3,655	Dobbs Ferry Local Development Corporation, New York, Revenue Bonds, Mercy College Project, Series 2014, 5.000%, 7/01/44	7/24 at 100.00	A	$4,014,177
4,990	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	A-	5,272,584
1,655	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2015A, 5.000%, 7/01/37	7/25 at 100.00	A-	1,880,196
4,265	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	Baa2	5,147,727
6,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured	No Opt. Call	A-	6,438,420
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A:
1,685	5.250%, 1/01/34	7/24 at 100.00	BBB-	1,844,772
2,185	5.500%, 1/01/39	7/24 at 100.00	BBB-	2,394,301
2,820	5.500%, 1/01/44	7/24 at 100.00	BBB-	3,076,648
3,095	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2015A, 5.000%, 7/01/31	7/25 at 100.00	Aa3	3,590,819
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2017A:
2,930	5.000%, 7/01/34	7/27 at 100.00	Aa3	3,556,961
1,625	5.000%, 7/01/46	7/27 at 100.00	Aa3	2,003,560
	Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2020:
7,185	4.000%, 7/01/46	7/29 at 100.00	A	8,324,254
1,815	4.000%, 7/01/50	7/29 at 100.00	A	2,095,345
12,970	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/40	7/25 at 100.00	A-	14,816,279
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2001-1:
1,500	5.500%, 7/01/24 – AMBAC Insured	No Opt. Call	Aa2	1,697,715
5,000	5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	Aa2	7,541,650
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A:
9,000	5.000%, 7/01/34	7/25 at 100.00	Aa2	10,379,250
8,955	5.000%, 7/01/45	7/25 at 100.00	Aa2	10,200,909
10,850	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2016A, 5.000%, 7/01/32	7/26 at 100.00	Aa2	12,890,017
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2017A:
4,000	5.000%, 7/01/38	7/27 at 100.00	Aa2	4,874,320
5,620	5.000%, 7/01/39	7/27 at 100.00	Aa2	6,849,431
11,175	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2018A, 5.000%, 7/01/48	7/28 at 100.00	Aa2	13,788,050

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2019A:
$5,000	5.000%, 7/01/42	7/29 at 100.00	Aa2	$6,347,350
2,000	5.000%, 7/01/49	7/29 at 100.00	Aa2	2,516,620
13,165	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Green Series 2019B, 5.000%, 7/01/50	7/29 at 100.00	Aa1	16,616,205
3,500	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2020A, 5.000%, 7/01/53	7/30 at 100.00	Aa1	4,485,040
8,925	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36, 144A	12/26 at 100.00	BB-	9,857,305
1,000	Dutchess County Local Development Corporation, New York, Revenue Bonds, Marist College Project, Series 2013A, 5.000%, 7/01/39	7/23 at 100.00	A+	1,066,910
7,695	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C, 5.625%, 1/01/55 (4)	1/34 at 100.00	N/R	8,260,198
1,500	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Current Interest Series 2016A, 5.000%, 1/01/56	1/27 at 100.00	N/R	1,652,265
	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2013:
1,785	5.000%, 9/01/38	9/23 at 100.00	A-	1,906,808
1,785	5.000%, 9/01/43	9/23 at 100.00	A-	1,907,469
1,400	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint John Fisher College, Series 2014A, 5.500%, 6/01/39	6/24 at 100.00	A-	1,550,080
1,220	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	BBB	1,360,666
27,795	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A, 3.000%, 1/01/46 – AGM Insured	1/31 at 100.00	AA	29,248,956
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A:
7,645	4.000%, 3/01/45	9/30 at 100.00	AA	8,689,460
4,070	4.000%, 3/01/45 – AGM Insured	9/30 at 100.00	AA	4,706,385
3,155	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Refunding Series 2021, 5.000%, 7/01/31	No Opt. Call	AA	4,254,486
6,825	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69	3/29 at 100.00	A2	7,069,540
5,130	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69	3/29 at 100.00	Baa2	5,314,372
10,000	Onondaga County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University Project, Series 2019, 5.000%, 12/01/43	12/29 at 100.00	AA-	12,778,500

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$350	Yonkers Economic Development Corporation, New York, Educational Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational Excellence Project, Series 2019A, 5.000%, 10/15/49	10/29 at 100.00	N/R	$404,835
294,965	Total Education and Civic Organizations			312,958,889
	Financials – 1.7% (1.1% of Total Investments)
1,615	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A2	2,284,902
13,835	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A2	20,585,927
15,450	Total Financials			22,870,829
	Health Care – 5.0% (3.2% of Total Investments)
6,650	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A, 4.000%, 9/01/50	3/30 at 100.00	BBB-	7,569,629
19,425	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/53	7/30 at 100.00	A	22,552,036
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
2,000	5.000%, 12/01/34, 144A	6/27 at 100.00	BBB-	2,382,600
300	5.000%, 12/01/36, 144A	6/27 at 100.00	BBB-	356,385
	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B:
2,000	4.000%, 7/01/41	7/26 at 100.00	A-	2,229,180
7,940	5.000%, 7/01/46	7/26 at 100.00	A-	9,301,392
3,900	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2013A, 5.000%, 12/01/42	12/22 at 100.00	BBB+	4,040,049
2,800	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46	12/26 at 100.00	BBB+	3,215,296
9,155	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2020A, 4.000%, 12/01/46	12/30 at 100.00	BBB+	10,536,581
1,000	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2020A, 4.000%, 2/15/48	2/31 at 100.00	Aa3	1,176,240
2,260	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46	11/25 at 100.00	Baa2	2,568,174
57,430	Total Health Care			65,927,562
	Industrials – 3.5% (2.2% of Total Investments)
41,530	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	45,384,399
	Long-Term Care – 0.1% (0.1% of Total Investments)
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40	1/26 at 103.00	N/R	1,125,170

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 9.1% (5.8% of Total Investments)
$5,030	Nassau County, New York, General Obligation Bonds, General Improvement Series 2016C, 5.000%, 4/01/33	4/26 at 100.00	A+	$5,896,468
11,365	Nassau County, New York, General Obligation Bonds, General Improvement Series 2018B, 5.000%, 7/01/49 – AGM Insured	7/28 at 100.00	AA	13,811,316
3,905	Nassau County, New York, General Obligation Bonds, General Improvement Series 2021A, 4.000%, 4/01/51 – AGM Insured	4/31 at 100.00	AA	4,572,833
500	Nassau County, New York, General Obligation Bonds, General Improvement Series, Refunding 2016A, 5.000%, 1/01/38	1/26 at 100.00	A+	579,040
515	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1, 5.000%, 3/01/29	3/23 at 100.00	AA	545,035
3,735	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	4,023,379
8,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series D-1, 5.000%, 8/01/30	8/23 at 100.00	AA	8,616,320
7,665	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/33	8/24 at 100.00	AA	8,554,830
9,600	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	AA	11,453,088
7,560	New York City, New York, General Obligation Bonds, Fiscal 2018 Series B-1, 5.250%, 10/01/33	10/27 at 100.00	AA	9,413,032
	New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1:
7,000	5.000%, 3/01/37	3/28 at 100.00	AA	8,604,470
3,580	5.000%, 3/01/39	3/28 at 100.00	AA	4,395,417
11,355	5.000%, 3/01/41	3/28 at 100.00	AA	13,892,502
7,540	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 5.000%, 8/01/43	8/30 at 100.00	AA	9,622,548
8,850	New York City, New York, General Obligation Bonds, Fiscal 2021 Series F-1, 3.000%, 3/01/51	3/31 at 100.00	AA	9,368,522
	New York City, New York, General Obligation Bonds, Series 2011D-I:
1,570	5.000%, 10/01/30	12/21 at 100.00	AA	1,576,013
5	5.000%, 10/01/34	12/21 at 100.00	AA	5,019
	Rochester, New York, General Obligation Bonds, Series 1999:
730	5.250%, 10/01/22 – NPFG Insured	No Opt. Call	AA-	760,718
730	5.250%, 10/01/23 – NPFG Insured	No Opt. Call	AA-	795,656
730	5.250%, 10/01/24 – NPFG Insured	No Opt. Call	AA-	826,572
730	5.250%, 10/01/25 – NPFG Insured	No Opt. Call	AA-	856,129
725	5.250%, 10/01/26 – NPFG Insured	No Opt. Call	AA-	877,243
101,420	Total Tax Obligation/General			119,046,150
	Tax Obligation/Limited – 38.9% (24.8% of Total Investments)
2,350	Battery Park City Authority, New York, Revenue Bonds, Senior Sustainability Series 2019A, 5.000%, 11/01/49	11/29 at 100.00	Aaa	2,994,394
105	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009A, 5.625%, 10/01/29 – AGC Insured	12/21 at 100.00	AA	105,465

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012D:
$7,550	5.000%, 2/15/33	2/22 at 100.00	AA+	$7,623,159
10,000	5.000%, 2/15/40	2/22 at 100.00	AA+	10,094,200
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A:
4,985	5.000%, 2/15/29	2/24 at 100.00	AA+	5,475,524
10,000	5.000%, 2/15/30	2/24 at 100.00	AA+	10,981,700
7,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014C. Group C, 5.000%, 3/15/44	3/24 at 100.00	AA+	7,666,470
2,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/33	3/25 at 100.00	AA+	2,845,550
7,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2017A, 5.000%, 2/15/38	2/27 at 100.00	AA+	9,026,850
12,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D, 5.000%, 2/15/48	2/30 at 100.00	AA+	15,588,125
12,045	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B. Group A,B&C, 5.000%, 3/15/36	9/25 at 100.00	AA+	13,943,533
3,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2017A, 5.000%, 3/15/37	3/27 at 100.00	AA+	3,629,610
10,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018C, 4.000%, 3/15/45	3/28 at 100.00	AA+	11,475,500
1,080	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Refunding Series 2013A, 5.000%, 5/01/28	5/23 at 100.00	AA	1,148,904
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
5,045	5.000%, 11/15/27	11/25 at 100.00	BB	5,806,139
6,770	5.000%, 11/15/34	11/25 at 100.00	BB	7,675,014
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A:
8,185	5.000%, 2/15/38	2/27 at 100.00	Aa3	9,759,548
21,015	5.000%, 2/15/45	2/27 at 100.00	Aa3	24,845,614
6,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second indenture Fiscal 2022 Series A, 4.000%, 2/15/43	2/32 at 100.00	Aa2	7,843,095
2,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Green Series 2016B-1, 5.000%, 11/15/36	11/26 at 100.00	AA	2,388,800
3,675	Monroe County Industrial Development Agency, New York, School Facility Revenue Bonds, Rochester Schools Modernization Project, Series 2013, 5.000%, 5/01/28	5/23 at 100.00	AA	3,901,894
2,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018 Series Subseries S-4A, 5.250%, 7/15/36	7/28 at 100.00	AA	3,163,800
5,625	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-3, 5.250%, 7/15/45	7/28 at 100.00	AA	7,050,487
7,945	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/36	7/28 at 100.00	AA	9,899,311

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$6,235	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2020 Subseries S-1B, 3.000%, 7/15/49	7/29 at 100.00	AA	$6,584,472
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-1:
5,400	5.000%, 7/15/33	1/25 at 100.00	AA	6,148,656
5,360	5.000%, 7/15/43	1/25 at 100.00	AA	6,060,338
11,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40	7/25 at 100.00	AA	12,663,310
7,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 4.000%, 7/15/40	1/26 at 100.00	AA	8,320,125
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2012 Series E-1:
6,225	5.000%, 2/01/37	2/22 at 100.00	AAA	6,272,559
24,155	5.000%, 2/01/42	2/22 at 100.00	AAA	24,334,230
32,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2012 Series F-1, 5.000%, 5/01/39	5/22 at 100.00	AAA	33,115,550
5,100	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series F-1, 5.000%, 2/01/29	2/23 at 100.00	AAA	5,377,491
13,530	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/37	2/24 at 100.00	AAA	14,792,890
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015 Series B-1:
5,000	5.000%, 8/01/33	8/24 at 100.00	AAA	5,579,050
3,960	5.000%, 8/01/35	8/24 at 100.00	AAA	4,414,133
1,225	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1, 4.000%, 5/01/42	5/26 at 100.00	AAA	1,350,269
8,100	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1, 4.000%, 8/01/41	8/26 at 100.00	AAA	8,990,271
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1:
1,375	5.000%, 8/01/38	8/28 at 100.00	AAA	1,714,941
4,000	5.000%, 8/01/40	8/28 at 100.00	AAA	4,977,280
10,000	New York City, New York, Educational Construction Fund Revenue Bonds, Series 2021B, 5.000%, 4/01/52	4/31 at 100.00	AA-	12,694,700
12,070	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose Series 2013C, 5.000%, 3/15/32	3/23 at 100.00	AA+	12,778,992
10,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020E, 4.000%, 3/15/46	3/30 at 100.00	AA+	11,630,600
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
67,285	0.000%, 7/01/46	7/28 at 41.38	N/R	22,500,104
40,745	5.000%, 7/01/58	7/28 at 100.00	N/R	46,777,297
259	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53	7/28 at 100.00	N/R	290,189

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,730	Suffolk County Judicial Facilities Agency, New York, Lease Revenue Bonds, H. Lee Dennison Building, Series 2013, 5.000%, 11/01/33	11/23 at 100.00	BBB	$2,937,344
31,750	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Series 2021C-3, 3.000%, 5/15/51	11/31 at 100.00	AA+	33,708,022
23,925	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51	5/31 at 100.00	AA+	30,688,837
499,304	Total Tax Obligation/Limited			509,634,336
	Transportation – 25.4% (16.2% of Total Investments)
4,910	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Series 2017, 5.000%, 1/01/47	1/27 at 100.00	A+	5,826,452
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2017A-1, 5.250%, 11/15/57	5/27 at 100.00	A3	1,765,005
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1:
17,570	4.750%, 11/15/45	5/30 at 100.00	A3	21,024,965
2,775	5.000%, 11/15/50	5/30 at 100.00	A3	3,364,160
5,000	5.250%, 11/15/55	5/30 at 100.00	A3	6,161,700
1,815	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Series 2016B, 4.000%, 11/15/34	11/26 at 100.00	A3	2,015,685
13,950	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/30	11/22 at 100.00	A3	14,525,577
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2015F, 5.000%, 11/15/35	11/25 at 100.00	A3	1,708,095
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2017D, 5.000%, 11/15/32	5/28 at 100.00	A3	3,020,375
9,575	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012C, 5.000%, 11/15/41	11/22 at 100.00	A3	9,960,681
4,040	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013B, 5.000%, 11/15/38	5/23 at 100.00	A3	4,263,856
7,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013D, 5.000%, 11/15/38	11/23 at 100.00	A3	8,057,025
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E:
1,785	5.000%, 11/15/32	11/23 at 100.00	A3	1,921,624
10,000	5.000%, 11/15/38	11/23 at 100.00	A3	10,742,700
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B, 5.250%, 11/15/44	5/24 at 100.00	A3	1,097,090
5,425	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-1, 5.000%, 11/15/45	5/25 at 100.00	A3	6,046,054
2,440	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1, 5.000%, 11/15/39	11/26 at 100.00	A3	2,834,865

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	New York State Thruway Authority, General Revenue Bonds, Series 2020N:
$10,000	4.000%, 1/01/43	1/30 at 100.00	A1	$11,691,300
10,000	4.000%, 1/01/44	1/30 at 100.00	A1	11,659,500
2,225	3.000%, 1/01/49	1/30 at 100.00	A1	2,346,485
	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A:
2,000	5.000%, 1/01/36	1/26 at 100.00	A2	2,336,360
7,500	5.000%, 1/01/41	1/26 at 100.00	A2	8,749,650
1,285	5.000%, 1/01/46	1/26 at 100.00	A2	1,488,518
19,230	5.000%, 1/01/51	1/26 at 100.00	A2	22,153,729
4,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2019B, 4.000%, 1/01/53	1/30 at 100.00	A2	4,589,920
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020C:
350	5.000%, 12/01/37	12/30 at 100.00	Baa1	442,561
5,650	5.000%, 12/01/38	12/30 at 100.00	Baa1	7,131,204
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Forth Series 2014:
3,950	5.000%, 9/01/34	9/24 at 100.00	Aa3	4,430,044
1,000	5.000%, 9/01/35	9/24 at 100.00	Aa3	1,120,070
5,155	5.000%, 9/01/36	9/24 at 100.00	Aa3	5,769,424
9,755	5.000%, 9/01/39	9/24 at 100.00	Aa3	10,889,409
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Ninth Series 2015:
3,595	5.000%, 5/01/35	5/25 at 100.00	Aa3	4,119,403
10,780	5.000%, 5/01/45	5/25 at 100.00	Aa3	12,238,857
9,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Fourth Series 2015, 5.250%, 10/15/55	10/25 at 100.00	Aa3	10,501,110
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	Aa3	2,172,580
1,515	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eleventh Series 2018, 4.000%, 9/01/43	9/28 at 100.00	Aa3	1,767,035
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Fifth Series 2017, 5.000%, 11/15/47	11/27 at 100.00	Aa3	1,222,080
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Ninth Series 2018:
1,500	5.000%, 7/15/36	7/28 at 100.00	Aa3	1,867,890
1,200	5.000%, 7/15/37	7/28 at 100.00	Aa3	1,490,820
1,000	5.000%, 7/15/38	7/28 at 100.00	Aa3	1,240,600
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Series 2017, 5.000%, 10/15/47	4/27 at 100.00	Aa3	2,401,920
4,800	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Seventeen Series 2019, 5.000%, 11/01/44	11/29 at 100.00	Aa3	6,075,648

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$6,130	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Thirteenth Series 2019, 5.000%, 9/01/38	9/29 at 100.00	Aa3	$7,808,210
3,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-Two Series 2020, 4.000%, 7/15/38	7/30 at 100.00	Aa3	3,591,660
11,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%, 11/15/37	5/27 at 100.00	AA-	13,987,910
1,660	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017C-2, 5.000%, 11/15/42	11/27 at 100.00	AA-	2,038,347
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2018A:
8,755	5.000%, 11/15/43	5/28 at 100.00	AA-	10,737,570
10,000	5.000%, 11/15/45	5/28 at 100.00	AA-	12,221,300
9,270	5.000%, 11/15/46	5/28 at 100.00	AA-	11,317,836
12,000	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/49	11/30 at 100.00	AA-	15,302,160
8,825	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/15/51	5/31 at 100.00	AA-	11,275,703
284,915	Total Transportation			332,512,722
	U.S. Guaranteed – 9.5% (6.1% of Total Investments) (5)
1,250	Build New York City Resource Corporation, New York, Revenue Bonds, New York Methodist Hospital Project, Refunding Series 2014, 5.000%, 7/01/27 (Pre-refunded 7/01/24)	7/24 at 100.00	N/R	1,397,013
14,585	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Refunding Series 2013A, 5.000%, 7/01/27 (Pre-refunded 7/01/23)	7/23 at 100.00	Aa3	15,683,396
3,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2012A, 5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	Aa2	3,855,638
3,465	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2015A, 5.000%, 7/01/33 (Pre-refunded 7/01/25)	7/25 at 100.00	Aa3	4,020,093
	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 2015A:
800	5.000%, 7/01/39 (Pre-refunded 7/01/24)	7/24 at 100.00	N/R	894,088
1,500	5.000%, 7/01/44 (Pre-refunded 7/01/24)	7/24 at 100.00	N/R	1,676,415
15	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A, 5.000%, 2/15/29 (Pre-refunded 2/15/24)	2/24 at 100.00	N/R	16,537
28,280	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2013A, 5.000%, 3/15/43 (Pre-refunded 3/15/23)	3/23 at 100.00	AA+	30,026,007
6,090	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013B, 5.000%, 11/15/30 (Pre-refunded 5/15/23)	5/23 at 100.00	A3	6,513,133
480	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013C, 5.000%, 11/15/32 (Pre-refunded 5/15/23)	5/23 at 100.00	A3	513,350
1,900	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013D, 5.250%, 11/15/30 (Pre-refunded 11/15/23)	11/23 at 100.00	A3	2,085,402
14,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E, 5.000%, 11/15/31 (Pre-refunded 11/15/23)	11/23 at 100.00	A3	15,297,940

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$8,665	New York City, New York, General Obligation Bonds, Fiscal 2012 Series B, 5.000%, 8/01/30 (Pre-refunded 8/01/22)	8/22 at 100.00	AA	$8,943,926
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I:
1,000	5.000%, 8/01/30 (Pre-refunded 8/01/21)	8/22 at 100.00	AA	1,032,190
2,000	5.000%, 8/01/31 (Pre-refunded 8/01/21)	8/22 at 100.00	AA	2,064,380
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series A-1:
6,085	5.000%, 10/01/31 (Pre-refunded 10/01/22)	10/22 at 100.00	AA	6,329,495
1,000	5.000%, 10/01/33 (Pre-refunded 10/01/22)	10/22 at 100.00	AA	1,040,180
1,570	5.000%, 10/01/34 (Pre-refunded 10/01/22)	10/22 at 100.00	AA	1,633,083
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1:
4,485	5.000%, 3/01/29 (Pre-refunded 3/01/23)	3/23 at 100.00	N/R	4,753,517
3,400	5.000%, 3/01/31 (Pre-refunded 3/01/23)	3/23 at 100.00	AA	3,603,558
2,190	5.000%, 3/01/32 (Pre-refunded 3/01/23)	3/23 at 100.00	AA	2,321,115
1,000	5.000%, 3/01/33 (Pre-refunded 3/01/23)	3/23 at 100.00	AA	1,059,870
3,345	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012, 5.000%, 4/01/28 (Pre-refunded 4/01/22)	4/22 at 100.00	N/R	3,398,821
	Niagara Area Development Corporation, New York, Niagara University Project, Series 2012A:
600	5.000%, 5/01/35 (Pre-refunded 5/01/22)	5/22 at 100.00	BBB+	611,868
1,000	5.000%, 5/01/42 (Pre-refunded 5/01/22)	5/22 at 100.00	BBB+	1,019,780
1,450	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	Baa2	1,489,556
	Western Nassau County Water Authority, New York, Water System Revenue Bonds, Series 2015A:
1,325	5.000%, 4/01/40 (Pre-refunded 4/01/25)	4/25 at 100.00	AA-	1,526,427
1,950	5.000%, 4/01/45 (Pre-refunded 4/01/25)	4/25 at 100.00	AA-	2,246,439
117,180	Total U.S. Guaranteed			125,053,217
	Utilities – 32.9% (21.0% of Total Investments)
1,045	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	1,078,764
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
8,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	7,860,320
8,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA	7,776,640
20,000	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA	19,182,000
10,000	0.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	9,434,700
15,000	0.000%, 6/01/28 – AGM Insured	No Opt. Call	AA	13,809,750
10,000	0.000%, 6/01/29 – AGM Insured	No Opt. Call	AA	8,984,800
2,590	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A	2,873,942
6,520	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	A	7,935,688

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$4,085	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2013 Series DD, 5.000%, 6/15/35	6/23 at 100.00	AA+	$4,373,156
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD, 5.000%, 6/15/35	6/24 at 100.00	AA+	11,124,600
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2015 Series HH, 5.000%, 6/15/39	6/25 at 100.00	AA+	5,725,750
15,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series CC-1, 5.000%, 6/15/46	6/26 at 100.00	AA+	17,643,150
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series AA:
5,000	5.000%, 6/15/37	6/27 at 100.00	AA+	6,070,700
3,000	5.000%, 6/15/38	6/27 at 100.00	AA+	3,639,840
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series CC-1, 5.000%, 6/15/48	6/27 at 100.00	AA+	3,615,420
25,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series DD-2, 5.000%, 6/15/48, 144A (UB)	12/27 at 100.00	AA+	30,575,750
1,400	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series EE, 5.000%, 6/15/40	12/27 at 100.00	AA+	1,721,972
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series FF:
13,815	5.000%, 6/15/38	6/28 at 100.00	AA+	17,147,869
10,000	5.000%, 6/15/40	6/28 at 100.00	AA+	12,377,000
9,205	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series FF-2, 5.000%, 6/15/40	6/29 at 100.00	AA+	11,637,145
8,500	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series BB-1, 5.000%, 6/15/50	12/30 at 100.00	AA+	10,881,190
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series CC-1, 5.000%, 6/15/51	6/31 at 100.00	AA+	2,576,100
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution:
2,580	5.000%, 6/15/30	6/24 at 100.00	AAA	2,879,873
3,110	5.000%, 6/15/36	6/25 at 100.00	AAA	3,575,505
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,:
7,350	5.000%, 6/15/42	6/27 at 100.00	AAA	8,982,141
3,500	5.000%, 6/15/42	6/27 at 100.00	AAA	4,277,210
1,940	4.000%, 6/15/46	6/26 at 100.00	AAA	2,162,149
4,000	5.000%, 6/15/47	6/27 at 100.00	AAA	4,880,920
13,500	5.000%, 6/15/47, 144A (UB) (6)	6/27 at 100.00	AAA	16,473,105
10,430	5.000%, 6/15/48	6/28 at 100.00	AAA	12,882,510

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$22,340	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010 Master Financing Program, Green Series 2014B, 5.000%, 5/15/44	5/24 at 100.00	AAA	$24,635,658
5,000	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010 Master Financing Program, Green Series 2016B, 5.000%, 8/15/41	8/26 at 100.00	AAA	5,907,850
7,725	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010 Master Financing Program, Green Series 2020B, 3.000%, 10/15/50	10/30 at 100.00	AAA	8,408,894
3,915	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010 Master Financing Program, Green Series 2021B, 4.000%, 8/15/51, (WI/DD, Settling 12/9/21)	2/32 at 100.00	Aaa	4,736,132
3,095	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010 Master Financing Program, Series 2012B, 5.000%, 2/15/42	2/22 at 100.00	AAA	3,123,195
	New York State Power Authority, General Revenue Bonds, Series 2020A:
4,890	4.000%, 11/15/50	5/30 at 100.00	AA	5,742,572
6,550	4.000%, 11/15/60	5/30 at 100.00	AA	7,623,283
735	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CCC	797,504
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
985	5.500%, 7/01/28	7/22 at 100.00	CCC	1,013,782
3,640	5.750%, 7/01/37	7/22 at 100.00	CCC	3,751,639
2,975	6.000%, 7/01/47	7/22 at 100.00	CCC	3,070,022
7,020	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2015A, 5.250%, 6/01/36	6/25 at 100.00	AAA	8,155,625
2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Bonds, Series 2000, 0.000%, 4/01/23 – AMBAC Insured	No Opt. Call	Aa3	2,215,840
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015:
5,090	5.000%, 12/15/36	12/25 at 100.00	AAA	5,946,545
8,925	5.000%, 12/15/37	12/25 at 100.00	AAA	10,411,369
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
9,500	5.000%, 12/15/32	12/23 at 100.00	AAA	10,379,605
22,290	5.000%, 12/15/41	12/23 at 100.00	AAA	24,268,015
7,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2016A, 5.000%, 12/15/35	6/26 at 100.00	AAA	8,267,560
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2016B:
3,750	5.000%, 12/15/33	6/26 at 100.00	AAA	4,440,075
3,575	5.000%, 12/15/34	6/26 at 100.00	AAA	4,227,616
3,275	5.000%, 12/15/35	6/26 at 100.00	AAA	3,868,037

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$5,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2017, 5.000%, 12/15/39	12/27 at 100.00	AAA	$6,193,800
382,075	Total Utilities			431,344,277
$1,886,799	Total Long-Term Investments (cost $1,870,526,865)			2,053,655,161
	Floating Rate Obligations – (2.3)%			(30,800,000)
	MuniFund Preferred Shares, net of deferred offering costs – (6.1)% (7)			(79,571,286)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (50.5)% (8)			(661,479,564)
	Other Assets Less Liabilities – 2.2%			28,843,684
	Net Asset Applicable to Common Shares – 100%			$1,310,647,995
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$2,053,655,161	$ —	$2,053,655,161

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 3.9%.
(8)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 32.2%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.